Basis of preparation and significant accounting policies (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 18, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Assets
Increase in right-of-use assets	$ 1,773,007	¥ 1,773,007			$ 1,776,102
Decrease in prepayments and other current assets		(38,323)
Decrease in other non-current assets		(106,121)
Decrease in deferred tax assets		(60,140)
Total assets		14,649,635
Liabilities
Increase in lease liabilities	1,751,703			¥ 1,815,187	1,815,187
Decrease in accrued expenses and other current liabilities		(882,158)
Equity
Decrease in accumulated deficit		265,618
Total equity		¥ 8,406,969	¥ 8,624,843
Lease liabilities reconciled to the operating lease commitments
Operating lease commitments as at 31 December 2018						¥ 2,642,605
Less: Value-added tax				(154,778)
LeaseCommitmentsForShorttermLeasesForWhichRecognitionExemptionHasBeenUsed				(6,525)
Commitments relating to leases of low-value assets				(329)
Add: Commitments relating to contracts not previously identified as leases				443,537
Lease liabilities as at 1 January 2019	$ 1,751,703			¥ 1,815,187	$ 1,815,187
Weighted average incremental borrowing rate as at 1 January 2019				6.18%
Ifrs16
Assets
Increase in right-of-use assets				¥ 1,776,102
Decrease in prepayments and other current assets				(5,531)
Decrease in other non-current assets				(3,095)
Decrease in deferred tax assets				(989)
Total assets				1,766,487
Liabilities
Increase in lease liabilities				1,815,187
Decrease in accrued expenses and other current liabilities				(47,711)
Increase in total liabilities				1,767,476
Equity
Decrease in accumulated deficit				(989)
Total equity				(989)
Lease liabilities reconciled to the operating lease commitments
Lease liabilities as at 1 January 2019				¥ 1,815,187